THE NEW YORK EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

New York State Opportunity Funds

New York Equity Fund

Semi Annual Report
September 30, 2005 (Unaudited)

Investment Adviser
Pinnacle Advisors LLC
5710 Commons Park Dr. East
Syracuse, NY 13057

New York Equity Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Goods
4.48%
Technology
13.12%
Services
16.46%
Financial
42.03%
Industrial Goods
5.10%
Healthcare
18.81%

NEW YORK EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	Common Stocks - 99.50%	Value

	Air Transportation, Scheduled - 4.03%
10,000	JetBlue Airways Corp. (a)	$ 176,000

	Beverages - 4.46%
7,500	Constellation Brands, Inc. (a)	195,000

	Computer & Office Equipment - 6.42%
3,500	International Business Machines Corp.	280,770

	Computer Peripheral Equipment, NEC - 2.21%
10,000	Symbol Technologies, Inc.	96,800

	Energy - 5.08%
300,000	Arotech Corp. (a)	222,000

	In Vitro & In Vivo Diagnostics Substances - 10.03%
15,000	OSI Pharmaceuticals, Inc. (a)	438,600

	Financial - 29.68%
1,500	Bear Stearns Cos., Inc.	164,625
4,000	Citigroup, Inc.	182,080
1,500	Goldman Sachs Group, Inc.	182,370
3,000	J.P. Morgan Chase & Co.	101,790
2,000	Lehman Brothers Holdings, Inc.	232,960
1,500	M&T Bank Corp.	158,565
3,000	Merrill Lynch & Co.	184,050
30,000	Seibert Financial, Corp. (a)	91,500
		1,297,940
	Information Technology- 12.84%
750,000	CopyTele, Inc. (a)	367,500
10,000	Corning, Inc. (a)	193,300
		560,800
	National Commercial Banks - 2.58%
5,000	Community Bank System, Inc.	113,000

	Pharmaceutical Preporations - 8.68%
40,000	Regeneron Pharmeceuticals, Inc. (a)	379,600

	Services-Comercial, Physical & Biological Research - 4.87%
17,500	Albany Molecular Research, Inc. (a)	213,150

	Radio Broadcasting Stations - 7.48%
50,000	Sirius Satellite Radio, Inc. (a)	327,000

	Software - 1.14%
220,000	Nibex, Inc. (a) (b)	49,999

	Total Common Stocks - (Cost 4,299,382)	$ 4,350,659

	Other Assets in Excess of Liabilities - .50%	21,829

	Net Assets - 100.0%	$ 4,372,488

(a) Non-income producing security.
(b) Restricted Security.

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005 (Unaudited)

ASSETS
Investment securities, at value (Cost $4,299,382)	$ 4,350,659
Cash	11,020
Dividends	1,400
Prepaid Expenses	2,999
Receivable from Advisor	8,999
TOTAL ASSETS	4,375,077

LIABILITIES
Payable to affiliates (Note 3)	2,589
TOTAL LIABILITIES	2,589

NET ASSETS	$ 4,372,488

NET ASSETS CONSIST OF:
Paid-in capital	$ 9,747,666
Accumulated undistributed net investment loss	(27,971)
Accumulated net realized losses from security transactions	(5,398,484)
Net unrealized appreciation on investments	51,277
NET ASSETS	$ 4,372,488

Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	561,269

Net asset value per share	$7.79

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2005 (Unaudited)

INVESTMENT INCOME
Dividends	$ 17,935

EXPENSES
Investment advisory fees (Note 3)	23,185
Professional fees	9,516
Compliance fees	9,000
Transfer agent fees	6,326
Distribution fees (Note 3)	5,796
Accounting fees	4,045
Trustees' fees and expenses	2,928
Custodian fees	2,562
Insurance expense	1,242
Postage and supplies	499
Registration fees	499
Other expenses	380
TOTAL EXPENSES	65,978
Fees waived and expenses reimbursed by the Advisor (Note 3)	(20,072)
NET EXPENSES	45,906

NET INVESTMENT LOSS	(27,971)

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(18,050)
Net decrease in unrealized appreciation on investments	(103,855)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(121,905)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (149,876)

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended September 30, 2005	Year Ended March 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (27,971)	$ (79,902)
Net realized gain (loss) from investments	(18,050)	679,071
Unrealized appreciation
(depreciation) on investments	(103,855)	(1,153,682)
Net decrease in net assets resulting from operations	(149,876)	(554,513)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	55,008	387,831
Payments for shares redeemed	(357,489)	(1,147,771)
Net decrease in net assets from capital share transactions	(302,481)	(759,940)

TOTAL DECREASE	(452,357)	(1,314,453)

NET ASSETS
Beginning of year	4,824,845	6,139,298
End of year	$ 4,372,488	$ 4,824,845

CAPITAL SHARE ACTIVITY
Shares sold	6,924	50,645
Shares redeemed	(45,030)	(137,381)
Net decrease in shares outstanding	(38,106)	(86,736)
Shares outstanding, beginning of year	599,375	686,111
Shares outstanding, end of year	561,269	599,375

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per Share Data and Ratios for a Share Outstanding Throughout Each Year
	(Unaudited)
	Six Months Ended September 30, 2005	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2001

Net asset value at beginning of year	$ 8.05	$ 8.95	$ 5.73	$ 8.63	$ 11.35	$ 19.27

Income (loss) from investment operations:
Net investment loss (a)	(0.05)	(0.13)	(0.08)	(0.08)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investment transactions	(0.21)	(0.77)	3.30	(2.82)	(2.56)	(6.49)
Total from investment operations	(0.26)	(0.90)	3.22	(2.90)	(2.72)	(6.64)

Less Distributions	0.00	0.00	0.00	0.00	0.00	(1.28)

Net asset value at end of year	$ 7.79	$ 8.05	$ 8.95	$ 5.73	$ 8.63	$ 11.35

Total return (b)	-3.23%	-10.06%	-56.19%	-33.60%	-23.96%	-36.38%

Net assets at end of year	$ 4,372,488	$ 4,824,845	$ 6,139,298	$ 4,040,352	$ 6,578,148	$ 8,547,585

Ratios/Supplemental Data
Ratio of net expenses to average net assets (c)	1.98%	1.98%	1.98%	1.98%	2.06%	2.08%
Ratio of net investment income to average net assets	(1.21)%	(1.42)%	(1.02)%	(1.40)%	(1.55)%	(0.91)%

Portfolio turnover rate	61%	97%	123%	73%	106%	224%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)	Total returns shown exclude the effect of applicable sales loads and assume reinvestment of dividends.
(c)	Ratios of expenses to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the advisor, would have been 2.85%, 2.69%, 3.04%, 4.82%, 3.26%
and 2.49% for the six months ended September 30, 2005 and years ended March 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the “Fund”) is a non-diversified series of The New York State Opportunity Funds (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the board of Trustees.

Investment Income -- Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions -- Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

        Distributions to Shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months ended September 30, 2005, no distributions were required.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,779,964 and $3,029,234 respectively, for the six months ended September 30, 2005.

Net unrealized appreciation of the Fund’s investments at September 30, 2005 was $51,277 (gross unrealized appreciation of $714,241; gross unrealized depreciation of $662,964).

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT

Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  The Advisor was paid Advisory fees of $23,185 of which the Advisor voluntarily waived $20,072 of operating expenses for the six months ended September 30, 2005.

The President of the Advisor is also President and a Trustee of the Trust.

PORTFOLIO TRANSACTIONS

Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $20,974 for the six months ended September 30, 2005.

DISTRIBUTION PLAN

The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets.  For the six months ended September 30, 2005, the Fund incurred $5,796 in distribution-related expenses under the Plan.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, National Financial Services, for the benefit of others, in aggregate owned more than 74% of the Fund.

5.   RESTRICTED SECURITIES

The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.23 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

6.   DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(loss)	($27,971)
Undistributed long-term capital gain/(accumulated losses)	(5,398,484)
Unrealized appreciation/(depreciation)	51,277
(5,375,178)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

7.   FEDERAL TAXES

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW YORK EQUITY FUND

September 30, 2005 (Unaudited)

Expense Example

As a shareholder of the New York Equity Fund, you incur the following costs: management fees, transfer agent fees, custodian fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	4/1/2005	9/30/2005	4/1/2005 to 9/30/2005

Actual	$1,000.00	$967.70	$9.77
Hypothetical (5% Annual
Return before expenses)	$1,015.14	$1,015.06	$10.00

* Expenses are equal to the Fund's annualized expense ratio of 1.98% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE NEW YORK EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

The Investment Advisory Agreement  - Under the terms of the Investment Advisory Agreement between the Trust and the Advisor (“Advisory Agreement”), the Advisor manages the Fund’s investments.  The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1% of its average daily net assets up to $100 million, .95% of such assets from $100 million to $200 million and .85% of such assets in excess of $200 million. During the fiscal year ended March 31, 2005, the Fund paid advisory fees of $56,246; however, in order to reduce the operating expenses of the Fund, the Advisor voluntarily waived $39,945 of the fee.  During the fiscal year ended March 31, 2004, the Fund paid advisory fees of $54,466; however, in order to reduce the operating expenses of the Fund, the Advisor voluntarily waived its entire advisory fee for such year and reimbursed the Fund for $3,591 of its other operating expenses.  During the fiscal year ended March 31, 2003, the Fund paid advisory fees of $41,068; however, in order to reduce the operating expenses of the Fund, the Advisor voluntarily waived its entire advisory fee for such year and reimbursed the Fund for $75,082 of its other operating expenses.

The Fund is responsible for the payment of all expenses incurred in connection with the registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund’s shares (see “Distribution Plan”), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders’ meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party.  The Fund may have an obligation to indemnify the Trust’s officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties.  The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Advisor are paid by the Advisor.

By its terms, the Advisory Agreement will remain in force until April 4, 2006 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund’s outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.  The Advisory Agreement may be terminated at any time, on sixty days’ written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund’s outstanding voting securities, or by the Advisor.  The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

Annual Approval of the Investment Advisory Agreement  -  Each year the Board of Trustees, including a majority of the independent Trustees, is required to determine whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Trustees were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

The Trustees’ evaluation of the quality of the Advisor’s services took into account their knowledge and experience gained through meetings with and reports of the Advisor over the course of the preceding year.  The Trustees concluded that the quality and responsiveness of the Advisor’s services were above or comparable to peer group advisors when considering fees charged for a Fund with a comparable level of assets.  Both short-term and long-term investment performance of the Fund were considered.  The Fund’s current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives.  The Fund has outperformed most of its peer groups during recent periods (i.e. the past six quarters).  Based on the experience and positive performance of the Advisor, the Trustees determined they were comfortable that the Advisor could continue improve its performance from the 2001 and 2002 results and continue the trend of positive results.

The Trustees evaluated the cost of using the Advisor’s services and reviewed the Advisor’s policy of reimbursing the Fund for expenses.  The Advisor has agreed to continue to cap expenses at 1.98% and has agreed to reimburse the Fund for any expenses over the cap.  For the past two years, the Advisor has reimbursed the Fund for expenses over the 1.98% cap.  The Trustees also considered the scope and quality of the in-house capabilities of the Advisor and other resources dedicated to performing services for the Fund.  The Trustees concluded that the staff and senior management of the Advisor were experienced industry professionals that were performing their functions in a capable manner through a difficult period in the equities markets.  The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Fund’s other service providers, were considered in light of the Fund’s compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund’s independent public accountants in periodic meetings with the Trust’s Audit Committee.  The Trustees found that the responsiveness of the Advisor’s administrative services was satisfactory.  The Trustees also considered the business reputation of the Advisor and its financial resources and found that they were satisfactory.

In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund with those of competitive funds and other funds with similar investment objectives.  The Trustees considered information provided by the Advisor concerning the Advisor’s profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees.  The Trustees also considered the voluntary fee waivers and expense reimbursements made by the Advisor in order to reduce the Fund’s operating expenses.  In evaluating the Fund’s advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Fund.   Based on these factors, the Trustees found that the Advisor’s fees were fair and reasonable, especially in light of it voluntarily waiving its fees and the expenses reimbursements.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement.  Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

NEW YORK EQUITY FUND

TRUSTEES AND OFFICERS (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 54	Trustee	Since February 1997	1	Executive Vice President and a Director of Unity Mutual Life Insurance Company
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 52	Trustee	Since February 1997	1	Sales Representative for Morabito Gas & Electric Company. Prior to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).
Michael Samoraj 5710 Commons Park Dr. East Syracuse, NY Age:46	Chief Compliance Officer, Secretary	Since October 2004 Since April 2003	1	Registered representative and principal for Pinnacle Investments Inc.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 5710 Commons Park Dr. East Syracuse, NY Age: 42	President and Trustee	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC.
Daniel F. Raite [2] 5710 Commons Park Dr. East Syracuse, NY Age:58	Treasurer	Since November 1996	1	Vice President of Pinnacle Investments, Inc. and CCO for Pinnacle Advisors LLC

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

2 Daniel F. Raite is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 18, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 6, 2005

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 6, 2005

* Print the name and title of each signing officer under his or her signature.

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